UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13f Cover Page


        Report for the Calendar Year or Quarter Ended: December 31, 2005


If amended report check here:      |_|                    Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.


                         Dane, Falb, Stone & Co., Inc.
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

                  15 Broad Street       Boston             MA           02109
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Business Address         (Street)       (City)            (State)          (Zip)


13F File Number: 28-02423
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.


Person Signing this Report:

Edward N. Dane                     Principal                        617-742-0666
--------------------------------------------------------------------------------
Name                               (Title)                            (Phone)



Signature, Place and Date of Signing:

/s/ Edward N. Dane
------------------------------
Boston, Massachusetts
02/15/2006


Report Type:

[X]      13F HOLDINGS REPORT.
[ ]      13F NOTICE.
[ ]      13F COMBINATION REPORT.

                             FORM 13F SUMMARY PAGE



REPORT SUMMARY:


Number of Other Included Managers: None
                                  ------


Form 13F Information Table Entry Total: 67
                                       ----


Form 13F Information Table Value Total:   $ 51,377,132.24
                                       ------------------------





OTHER MANAGERS ON WHOSE BEHALF THIS REPORT IS FILED:  None
                                                    ---------

MANAGERS REPORTING ON BEHALF OF REPORTING MANAGER:   None
                                                  ----------

                         DANE, FALB, STONE & Co., Inc.

                                    FORM 13F

                                INFORMATION TABLE

                                 December 31, 2005

------------------------------------------------------------------------------------------------------------------------------------
ITEM 1                           ITEM 2         ITEM 3      ITEM 4     ITEM 5         ITEM 6            ITEM 7       ITEM 8
                                                              FAIR               INVESTMENT DISCRETION           VOTING AUTHORITY
                                 TITLE                      MARKET   SHARES OF                  SHARED
NAME OF ISSUER                    OF             CUSIP       VALUE   PRINCIPAL   SOLE   SHARED   OTHER   MANA-  SOLE   SHARED  NONE
                                 CLASS          NUMBER      (x$1000)    AMOUNT   (A)     (B)      (C)    GERS   (A)     (B)     (C)
------------------------------------------------------------------------------------------------------------------------------------
Abbott Labs                  Com                  002824100    355     8995       8995     0       0         8995        0         0
Aberdeen Asia Pac Incom Fd   Com                  003009107    466    80365      80365     0       0        80365        0         0
ADE Corp MA                  Com                  00089C107    446    18533      18533     0       0        18533        0         0
Alliance World Dollar Gov    Com                  01879R106    408    32800      32800     0       0        32800        0         0
Allied Capital Corp          Com                  01903Q108   1457    49600      49600     0       0        49600        0         0
AllState Corp                Com                  020002101    292     5400       5400     0       0         5400        0         0
American Shared Hospital     Com                  029595105     65    10400      10400     0       0        10400        0         0
Aust & NZ BnkGrp             Sponsored ADR        052528304    484     5500       5500     0       0         5500        0         0
Barrick Gold Cp              Com                  067901108   1114    39974      39974     0       0        39974        0         0
BHP Ltd                      Sponsored ADR        088606108    645    19291      19291     0       0        19291        0         0
BP Plc                       Sponsored ADR        055622104    315     4910       4910     0       0         4910        0         0
Bristol Myers Squibb         Com                  110122108    961    41800      41800     0       0        41800        0         0
Brookfield Asset Mgt         CL A LTD VT SH       112585104   1880    37350      37350     0       0        37350        0         0
Burlington North Santa Fe    Com                  12189T104    300     4242       4242     0       0         4242        0         0
CIGNA Corp                   Com                  125509109    235     2100       2100     0       0         2100        0         0
Cisco Systems                Com                  17275R102   1169    68300      68300     0       0        68300        0         0
Coeur d'Alene Mines Corp     Com                  192108108    137    34237      34237     0       0        34237        0         0
Corporate High Yld FD V      Com                  219931102    437    34911      34911     0       0        34911        0         0
Du Pont de Numours           Com                  263524109    342     8041       8041     0       0         8041        0         0
Duke Realty Invest           Com                  624411505    471    14100      14100     0       0        14100        0         0
Eaton Vance Senior           Sh Ben Int           27826S103     96    12360      12360     0       0        12360        0         0
Enerplus Resources Fund      Unit Tr G New        29274D604   3272    68200      68200     0       0        68200        0         0
Eaton Vance MA Mu Ic         Sh Ben Int           27886E104    163    10870      10870     0       0        10870        0         0
Exxon Mobil Corp             Com                  30231G102    747    13300      13300     0       0        13300        0         0
Federated Department Stores  Com                  31410H101   1055    15902      15902     0       0        15902        0         0
Ford Motor Co                Com                  345370100    174    22537      22537     0       0        22537        0         0
General Electric             Com                  369604103    647    18458      18458     0       0        18458        0         0
GlaxoSmithkline              Sponsored ADR        37733W105    319     6310       6310     0       0         6310        0         0
Grp Telvsa SA De Cv          Sp ADR REP ORD       40049J206    266     3300       3300     0       0         3300        0         0
H&Q Life Sciences Fd         Sh Ben Int           404053100    169    10819      10819     0       0        10819        0         0
Hewlett Packard              Com                  428236102    329    11500      11500     0       0        11500        0         0
Input/Output                 Com                  457652105    286    40700      40700     0       0        40700        0         0
iShares MSCI Japan Index Fd  Com                  464286848   1078    79700      79700     0       0        79700        0         0
J.P. Morgan                  Com                  46625H100    357     9000       9000     0       0         9000        0         0
Keynote Securities           com                  493308100    739    57500      57500     0       0        57500        0         0
Latin Amer Equity Fund       Com                  51827Q106   1560    51200      51200     0       0        51200        0         0
Lexicon Genetics Inc Com     Com                  528872104    426   116600     116600     0       0       116600        0         0
Liberty Media Corp           Com                  530718105    591    75100      75100     0       0        75100        0         0
Ericsson LM TelCo.           ADR Cl B Sek10       294821608   1986    57720      57720     0       0        57720        0         0
LSI Logic Corporation        Com                  502161102   1086   135800     135800     0       0       135800        0         0
Lubrizol Corporation         Com                  549271104    278     6400       6400     0       0         6400        0         0
MA Health & Educ TE          Sh Ben Int           575672100    272    20000      20000     0       0        20000        0         0
Meditronic                   Com                  585055106    338     5879       5879     0       0         5879        0         0
MS/DW Incm                   Com                  61745P874    732    46900      46900     0       0        46900        0         0
Network Engines, Inc.        Com                  64121A107    417   323089     323089     0       0       323089        0         0
New Amer High Income Fd      Com                  641876107    154    75815      75815     0       0        75815        0         0
Newmont Mining               Com                  651639106   1899    35564      35564     0       0        35564        0         0
Nortel Networks              Com                  656568102     37    12015      12015     0       0        12015        0         0
Nuveen Calif Mun Value Fd    Com                  67062C107    104    10802      10802     0       0        10802        0         0
Nuveen Mass Prem Inc         Com                  67061E108    276    17600      17600     0       0        17600        0         0
Occidental Petro Crp         Com                  674599105   2820    35300      35300     0       0        35300        0         0
Pfizer Inc                   Com                  717081103    489    20989      20989     0       0        20989        0         0
Pioneer High income Trust    Com                  72369A106    739    44050      44050     0       0        44050        0         0
Procter & Gamble Co          Com                  742718109    208     3600       3600     0       0         3600        0         0
Putnam Mgmt Muni Tr          Com                  746823103    190    26600      26600     0       0        26600        0         0
Scudder Global               Com                  81115E101    253    31700      31700     0       0        31700        0         0
Scudder High Income Tr       Com                  48841G106    289    38700      38700     0       0        38700        0         0
Senior High Income Portfolio Com                  81721E107    629   112000     112000     0       0       112000        0         0
Telcom NewZealand            Sponsored ADR        879278208    631    19308      19308     0       0        19308        0         0
Telefo de Mex'L              Sp ADR REP ORD       879403780    448    18164      18164     0       0        18164        0         0
Tellabs, Inc.                Com                  879664100    674    61800      61800     0       0        61800        0         0
Thermo Electron Corp         Com                  883556102   1342    44525      44525     0       0        44525        0         0
Toreador Resources Cp        Com                  891050106   9303   441550     441550     0       0       441550        0         0
TXU Corporation              Com                  873168108    266     5300       5300     0       0         5300        0         0
Ulticom, Inc.                Com                  903844108    132    13500      13500     0       0        13500        0         0
Verizon Comm                 Com                  92343V104    517    17164      17164     0       0        17164        0         0
Xcel Energy                  Com                  98389B100    616    33375      33375     0       0        33375        0         0


